UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2007

Item 1. Report to Stockholders.

THE MERGER FUND VL

SEMI-ANNUAL REPORT

JUNE 30, 2007

Chart 1	Chart 2

PORTFOLIO COMPOSITION	PORTFOLIO COMPOSITION
By Type of Deal*	By Type of Buyer*

Chart 3

PORTFOLIO COMPOSITION
By Deal Terms*

* Data as of June 30, 2007

Chart 4

PORTFOLIO COMPOSITION
By Sector*

Chart 5

PORTFOLIO COMPOSITION
By Region*

* Data as of June 30, 2007

Chart 6

MERGER ACTIVITY
1991 – 2007

Source: Securities Data Corp.

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2007
(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 for the period 1/1/07 – 6/30/07.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 1/1/07	Value 6/30/07	Period 1/1/07 – 6/30/07*
Actual + (1)	$1,000.00	$1,059.70	$20.58
Hypothetical ++ (2)	$1,000.00	$1,004.81	$20.03

+	Excluding dividends on short positions and interest expense, your actual cost of investment in the Fund would be $7.15.
++	Excluding dividends on short positions and interest expense, your hypothetical cost of investment in the Fund would be $7.00.
(1)	Ending account values and expenses paid during period based on a 5.97% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 4.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

Shares		Value
COMMON STOCKS — 138.26%
	AIR FREIGHT & LOGISTICS — 0.95%
1,200	EGL, Inc. (a) (b)	$55,776
	ALUMINUM — 2.92%
2,100	Alcan Inc. (d)	170,730
	APPAREL RETAIL — 1.61%
1,800	Genesco Inc. (a) (b)	94,158
	ASSET MANAGEMENT & CUSTODY BANKS — 0.85%
800	Nuveen Investments, Inc.	49,720
	BIOTECHNOLOGY — 2.57%
2,500	Digene Corp. (a) (f)	150,125
	BROADCASTING & CABLE TV — 7.11%
5,000	Alliance Atlantis Communications Inc. (a) (b)	245,435
4,500	Clear Channel Communications, Inc. (d)	170,190
		415,625
	CASINOS & GAMING — 11.18%
5,400	Harrah’s Entertainment (b)	460,404
900	Penn National Gaming, Inc. (a) (b)	54,081
1,600	Station Casinos, Inc. (b)	138,880
		653,365
	CONSTRUCTION & ENGINEERING — 2.79%
4,400	Infrasource Services Inc. (a) (c)	163,240
	CONSTRUCTION MATERIALS — 5.01%
2,600	Florida Rock Industries, Inc. (c)	175,500
7,400	Rinker Group Limited ordinary (c)	117,290
		292,790
	CONSUMER FINANCE — 2.34%
2,375	SLM Corporation (c)	136,752
	DATA PROCESSING & OUTSOURCED SERVICES — 14.78%
5,000	Affiliated Computer Services, Inc. (a) (c)	283,600
3,000	Alliance Data Systems Corporation (a) (b)	231,840
10,680	First Data Corp. (f)	348,916
		864,356
	DIVERSIFIED BANKS — 4.49%
10,100	Banca Popolare Italiana Scrl (a) (f) (g)	155,153

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2007
(Unaudited)

Shares		Value
	DIVERSIFIED BANKS — 4.49% (CONTINUED)
10,800	Capitalia SpA (f)	$107,642
		262,795
	DIVERSIFIED CHEMICALS — 1.66%
4,000	Huntsman Corporation (f)	97,240
	DIVERSIFIED COMMERCIAL &
	PROFESSIONAL SERVICES — 5.98%
11,200	PHH Corporation (a) (f)	349,552
	DIVERSIFIED REITS — 1.00%
2,600	Crescent Real Estate Equities Company (f)	58,344
	FOOD RETAIL — 2.03%
9,150	Pathmark Stores, Inc. (a) (c)	118,584
	FOOTWEAR — 3.16%
2,300	Skechers U.S.A., Inc. (a) (f)	67,160
5,800	Stride Rite Corporation (f)	117,508
		184,668
	GENERAL MERCHANDISE STORES — 1.80%
4,800	Dollar General Corporation (f)	105,216
	HEALTH CARE EQUIPMENT — 4.72%
6,030	Biomet, Inc. (f)	275,692
	HEALTH CARE FACILITIES — 1.75%
1,900	Triad Hospitals, Inc. (a) (f)	102,144
	INDEPENDENT POWER PRODUCERS
	& ENERGY TRADERS — 7.60%
5,450	Mirant Corporation (a) (d)	232,442
3,150	TXU Corp. (f)	211,995
		444,437
	INTEGRATED TELECOMMUNICATION SERVICES — 2.74%
4,225	BCE Inc. (a) (d)	159,997
	INVESTMENT BANKING & BROKERAGE — 3.25%
37,400	Instinet Group Incorporated (a) (f)	190,295
	MANAGED HEALTH CARE — 6.90%
9,700	Sierra Health Services, Inc. (a) (f)	403,326
	OIL & GAS DRILLING — 2.22%
2,750	TODCO (a) (f)	129,828

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2007
(Unaudited)

Shares		Value
	PHARMACEUTICALS — 2.00%
3,700	Bristol-Myers Squibb Company (d)	$116,772
	REGIONAL BANKS — 2.82%
1,100	Compass Bancshares, Inc. (f)	75,878
3,200	Greater Bay Bancorp (e)	89,088
		164,966
	RESTAURANTS — 2.10%
5,100	Applebees International, Inc. (d)	122,910
	SPECIALIZED CONSUMER SERVICES — 1.40%
5,300	The ServiceMaster Company (e)	81,938
	SPECIALIZED FINANCE — 3.97%
3,550	International Sec. Exchange Holdings, Inc. (e)	231,992
	STEEL — 2.87%
225	IPSCO, Inc. (e)	35,748
3,500	Ryerson Inc. (e)	131,775
		167,523
	TECHNOLOGY DISTRIBUTORS — 3.92%
2,700	CDW Corporation (a) (e)	229,419
	TRADING COMPANIES & DISTRIBUTORS — 2.84%
5,100	United Rentals, Inc. (a) (c)	165,954
	TRUCKING — 4.90%
8,300	Laidlaw International Inc. (e)	286,765
	WIRELESS TELECOMMUNICATION SERVICES — 10.03%
2,600	ALLTEL Corporation	175,630
18,300	Price Communications Corporation (e)	410,652
		586,282
	TOTAL COMMON STOCKS (Cost $7,912,863)	8,083,276

Contracts (100 shares per contract)
	PURCHASED PUT OPTIONS — 0.63%
	Bloomberg US Lodging Index
95	Expiration: September, 2007, Exercise Price: $400.00	3,174
18	Expiration: September, 2007, Exercise Price: $400.00	601
	Dow Jones EURO STOXX Bank Index
1	Expiration: September, 2007, Exercise Price: $490.00	4,128
	MedImmune
10	Expiration: December, 2007, Exercise Price: $50.00	0

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2007
(Unaudited)

Contracts (100 shares per contract)		Value
	PURCHASED PUT OPTIONS — 0.63% (Continued)
	PowerShares Dynamic Media
4	Expiration: September, 2007, Exercise Price: $18.00	$380
	PowerShares Dynamic Healthcare
7	Expiration: September, 2007, Exercise Price: $29.00	910
	SPDR Finance
5	Expiration: September, 2007, Exercise Price: $40.00	1,975
	SPDR Utilities
15	Expiration: September, 2007, Exercise Price: $43.00	5,475
	SPDR Metals & Mining ETF
7	Expiration: September, 2007, Exercise Price: $67.00	4,130
	SPDR S&P Retail ETF
13	Expiration: September, 2007, Exercise Price: $46.00	4,160
	SPDR Trust Series 1
24	Expiration: July, 2007, Exercise Price: $155.00	11,760
	Telecom Holders Trust
2	Expiration: August, 2007, Exercise Price: $40.00	160
	TOTAL PURCHASED OPTIONS (Cost $36,830)	36,853

Principal
Amount
SHORT-TERM INVESTMENTS — 0.02%
	VARIABLE RATE DEMAND NOTES — 0.02%
$956	U.S. Bank, 5.07%	956
	TOTAL SHORT-TERM INVESTMENTS (Cost $956)	956
	TOTAL INVESTMENTS (Cost $7,950,649) — 138.91%	$8,121,085

Percentages are stated as a percent of net assets.

(a)	Non-income producing securities.
(b)	All or a portion of the shares have been committed as collateral for open short options.
(c)	All or a portion of the shares have been committed as collateral for swap contracts.
(d)	All or a portion of the shares have been committed as collateral for written option contracts.
(e)	All or a portion of the shares have been committed as collateral for foreign currency contracts.
(f)	All or a portion of the shares have been committed as collateral for the credit facility.
(g)	Fair-valued security.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2007
(Unaudited)

Shares		Value
1,600	Banco Bilbao Vizcaya Argentaria, S.A.	$39,008
4,350	Banco Popolare di Verona e Novara Scrl	125,640
1,175	The Great Atlantic & Pacific Tea Co., Inc.	39,410
2,700	Hercules Offshore, Inc.	87,426
4,000	QIAGEN N.V. ADR	71,160
5,375	Quanta Services, Inc.	164,851
3,000	The Thomson Corporation	122,506
1,300	Tribune Company	38,220
12,130	Unicredito Italiano SpA	108,831
9,180	Verizon Communications Inc.	377,941
475	Vulcan Materials Company	54,407
320	Wells Fargo Company	11,254
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,145,407)	$1,240,654

ADR – American Depository Receipt
The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
June 30, 2007
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
	Alcan Inc.
10	Expiration: July, 2007, Exercise Price: $85.00	$1,100
	Applebees International, Inc.
16	Expiration: November, 2007, Exercise Price: $30.00	320
	BCE Inc.
38	Expiration: August, 2007, Exercise Price: 40.00 CAD	5,708
	Bristol-Myers Squibb Company
37	Expiration: August, 2007, Exercise Price: $30.00	7,400
	Mirant Corporation
25	Expiration: July, 2007, Exercise Price: $45.00	1,250
	Ryerson Inc.
11	Expiration: September, 2007, Exercise Price: $40.00	2,310
	Station Casinos, Inc.
13	Expiration: January, 2008, Exercise Price: $90.00	227
		18,315
PUT OPTIONS
	Ceridian Corp.
35	Expiration: July, 2007, Exercise Price: $35.00	962
	Clear Channel Communications, Inc.
55	Expiration: July, 2007, Exercise Price: $35.00	413
		1,375
	TOTAL OPTIONS WRITTEN
	(Premiums received $32,344)	$19,690

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007
(Unaudited)

ASSETS:
Investments, at value (Cost $7,950,649)		$8,121,085
Cash		80,398
Deposit at brokers for short sales		925,191
Receivable from brokers for proceeds on securities sold short		1,145,406
Receivable for investments sold		21,955
Dividends and interest receivable		11,959
Prepaid expenses		258
Total Assets		10,306,252

LIABILITIES:
Securities sold short, at value (Proceeds of $1,145,407)	$1,240,654
Options written, at value (Premiums received $32,344)	19,690
Foreign currencies, at value (Proceeds received $29,449)	29,664
Loan payable	2,907,000
Payable for forward currency exchange contracts	22,494
Payable for swap contracts	1,530
Payable for investment securities purchased	156,972
Payable for fund shares redeemed	767
Payable to the investment adviser	284
Accrued expenses and other payables	80,702
Total Liabilities		4,459,757
NET ASSETS		$5,846,495

NET ASSETS Consist Of:
Accumulated undistributed net investment loss		$(35,204)
Accumulated undistributed net realized gain on investments sold		877,201
Net unrealized appreciation (depreciation) on:
Investments	$170,436
Short positions	(95,247)
Written options	12,654
Swap contracts	6,216
Foreign currency translation	47
Foreign currency	(215)
Forward currency exchange contracts	(21,668)
Net unrealized appreciation		72,223
Paid-in capital		4,932,275
Total Net Assets		$5,846,495

NET ASSET VALUE, offering price and redemption price per share
($5,846,495 / 477,255 shares of beneficial interest outstanding)		$12.25

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:
Interest		$9,071
Dividend income on long positions
(net of foreign withholding taxes of $3,677)		57,190
Total investment income		66,261
EXPENSES:
Investment advisory fee	$29,873
Interest expense	47,237
Transfer agent and shareholder servicing agent fees	7,121
Federal and state registration fees	68
Professional fees	38,735
Trustees’ fees and expenses	11,006
Custody fees	817
Administration fee	19,110
Fund accounting expense	22,928
Reports to shareholders	3,119
Miscellaneous expenses	168
Dividends on short positions (net of foreign withholding taxes of $0)	15,611
Total operating expenses		195,793
Less: Expenses reimbursed (Note 3)		(99,487)
Total expenses		96,306
NET INVESTMENT LOSS		(30,045)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Long transactions	244,540
Short transactions	(42,192)
Written option contracts expired or closed	(107,716)
Swap contracts	83,922
Foreign currency translation	126,949
Forward currency exchange contracts	(39,536)
Net realized gain		265,967
Change in unrealized appreciation / depreciation on:
Investments	8,489
Short positions	29,476
Written options	7,122
Swap contracts	10,336
Foreign currency translation	28
Foreign currency	(215)
Forward currency exchange contracts	(16,478)
Net unrealized gain		38,758
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		304,725
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$274,680

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF CASH FLOWS
For the Six Month Period Ended June 30, 2007
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$274,680
Adjustments to reconcile net increase in net assets resulting from operation to net cash provided (used) by operating activities:
Net realized (gain) loss on:
Long transactions	(244,540)
Short transactions	42,192
Written options	107,716
Change in unrealized appreciation on long transactions, short transactions,
and written options	(45,087)
Changes in assets and liabilities:
Deposit at broker for short sales	(377,000)
Receivable from brokers for proceeds on securities sold short	194,455
Receivable for investments sold	180,155
Receivable for fund shares sold	6,038
Receivable from investment adviser	9,390
Dividends and interest receivable	(8,824)
Prepaid expenses	(258)
Payable for forward currency exchange contracts	16,884
Payable for foreign currency	29,664
Payable for swap contracts	(3,786)
Payable for dividends on securities sold short	(231)
Payable for securities purchased	(1,807)
Payable for fund shares redeemed	728
Accrued expenses and other payables	(1,040)
Purchases of investments	(16,957,831)
Proceeds from sale of investments	13,852,261
Proceeds from short transactions	2,243,209
Cover short transactions	(2,438,843)
Premiums received on written options	207,794
Written options closed or exercised	(306,416)
NET CASH PROVIDED BY OPERATING ACTIVITIES	(3,220,497)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	2,001,358
Payment on shares repurchased	(223,574)
Cash provided from loan	1,504,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,281,784
NET CHANGE IN CASH FOR THE PERIOD	61,287
CASH, BEGINNING OF PERIOD	19,111
CASH, END OF PERIOD	$80,398
SUPPLEMENTAL INFORMATION:
Cash paid for interest on loan outstanding	$47,237

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006
	(Unaudited)
Net investment loss	$(30,045)	$(68,019)
Net realized gain on investments sold,
short positions, written options expired or closed,
swap contracts, foreign currency translation,
and forward currency exchange contracts	265,967	797,997
Change in unrealized appreciation / depreciation on
investments, short positions, written options, swap
contracts, foreign currency translation, foreign currency,
and forward currency exchange contracts.	38,758	50,287
Net increase in net assets resulting from operations	274,680	780,265

Distributions to shareholders from:
Net realized gains	—	(359,486)
Total distributions	—	(359,486)
Net increase (decrease) in net assets from
capital share transactions (Note 4)	1,777,784	(2,200,710)
Net increase (decrease) in net assets	2,052,464	(1,779,931)

NET ASSETS:
Beginning of period	3,794,031	5,573,962
End of period (including accumulated undistributed
net investment income (loss)
of $(35,204) and $(5,159), respectively)	$5,846,495	$3,794,031

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS

					For the Period
	Six-Months		Year Ended	Year Ended	May 26, 2004,(1)
	Ended		December 31,	December 31,	through
	June 30, 2007		2006	2005	December 31, 2004
	(Unaudited)
Per Share Data:
Net Asset Value, beginning of period	$11.56		$10.96	$10.60	$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.02)	(0.05)	(0.02)
Net realized and unrealized
gain on investments	0.74		1.83	0.53	0.62
Total from investment operations	0.69		1.81	0.48	0.60
Less distributions:
Distributions from net realized gains	—		(1.21)	(0.12)	—
Total distributions	—		(1.21)	(0.12)	—
Net Asset Value, end of period	$12.25		$11.56	$10.96	$10.60
Total Return	5.97	%(3)	16.55%	4.53%	6.00	%(3)
Supplemental data and ratios:
Net assets, end of period (000’s)	$5,846		$3,794	$5,574	$1,362
Ratio of operating expenses to average
net assets including interest expense
and dividends on short positions:
Before expense waiver	8.19	%(2)	8.06%	7.40%	43.30	%(2)
After expense waiver	4.03	%(2)	3.43%	2.39%	1.62	%(2)
Ratio of operating expenses to average
net assets excluding interest expense
and dividends on short positions:
Before expense waiver	5.56	%(2)	6.03%	6.41%	43.08	%(2)
After expense waiver	1.40	%(2)	1.40%	1.40%	1.40	%(2)
Ratio of net investment loss
to average net assets
Before expense waiver	(5.42	)%(2)	(5.99)%	(5.58)%	(42.14	)%(2)
After expense waiver	(1.26	)%(2)	(1.36)%	(0.57)%	(0.46	)%(2)
Portfolio turnover rate(4)	228.04	%(3)	555.55%	497.59%	501.71	%(3)

(1)	Commencement of Operations.
(2)	Annualized.
(3)	Not Annualized.
(4)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund VL (the “Fund”) is a no-load, open-end, non-diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund commenced operations on May 26, 2004.  The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage.  Shares of the Fund are not offered directly to the public.  The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts.  At June 30, 2007, 80.1% of the shares outstanding of the Fund were owned by one insurance company.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.   Investment Valuation

Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”).  Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the higher of the intrinsic value of the option or the last reported composite sale price. Securities not listed on an exchange are valued at the last sale price as of the close of the New York Stock Exchange. Securities for which there are no transactions are valued at the average of the closing bid and asked prices.  When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.  Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein), subject to the supervision of the Board of Trustees, reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.  When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. At June 30, 2007, fair-valued long securities represented 1.91% of investments, at value.  Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B.   Short Positions

The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2007 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities.

The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.   Transactions with Brokers for Short Sales

The Fund’s receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with two major securities dealers.  The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

D.   Federal Income Taxes

No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.

E.   Written Options

The Fund writes (sells) call options to hedge portfolio investments. Put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the higher of the intrinsic value of the option or the last composite sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract written is valued at the higher of the intrinsic value of the option or the mean of the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

F.   Purchased Options

The Fund purchases put or call options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the higher of the intrinsic value of the option or the last composite sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2007 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the option or the mean of the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

G.   Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts obligating the Fund to deliver or receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H.   Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash loss deferrals, constructive sales, straddle loss deferrals, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at December 31, 2006. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

I.   Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J.   Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.   Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2007 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.   When-Issued Securities

The Fund may sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date.  The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. The Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value for when-issued securities.

M.   Cash Equivalents

The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in the investments on the Statement of Assets and Liabilities.

N.   Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

O.   Other

Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. The Fund may utilize derivative instruments including options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

Note 3 — AGREEMENTS

The Fund’s investment adviser is Westchester Capital Management, Inc. (the “Adviser”) pursuant to an investment advisory agreement dated July 1, 2003. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. Certain officers of the Fund are also officers of the Adviser.

The Adviser has agreed to reduce its fees and reimburse the Fund to the extent total annualized expenses, excluding dividends on short positions and interest expense, exceed 1.40% of average daily

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2007 (Unaudited)

Note 3 — AGREEMENTS (continued)

net assets.  The agreement expires on July 1, 2013.  The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund’s operating expenses, excluding dividends on short positions and interest expense, to exceed the cap on expenses.  For the period ended June 30, 2007, the Adviser reimbursed $99,487 to the Fund.

Reimbursed expenses subject to potential recovery by year of expiration is as follows:

Year of Expiration	Potential Recovery
12/31/07	$214,818
12/31/08	$213,775
12/31/09	$231,497
12/31/10	$ 99,487

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Sold	168,147	$2,001,358	136,016	$1,652,396
Reinvested	—	—	31,097	359,486
Redeemed	(18,982)	(223,574)	(347,423)	(4,212,592)
Net Increase (Decrease)	149,165	$1,777,784	(180,310)	$(2,200,710)

Note 5 — INVESTMENT TRANSACTIONS

Purchases and sales of securities for the period ended June 30, 2007 (excluding short-term investments, options and short positions) amounted to $16,733,196 and $13,577,474, respectively. There were no purchases or sales of U.S. Government Securities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2007 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS (continued)

At December, 31 2006, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of Investments*	$4,618,998
Gross Unrealized Appreciation	$193,537
Gross Unrealized Depreciation	(50,049)
Net Unrealized Appreciation/(Depreciation)	$143,488
Undistributed Ordinary Income	$675,720
Undistributed Long-Term Capital Gain	17,036

Total Distributable Earnings	692,756
Other accumulated Gains/(Losses)	$(196,704)
Total Accumulated Earnings/(Losses)	$639,540

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

The tax components of dividends paid during the six months ended June 30, 2007 and the fiscal year December 31, 2006 were as follows:

	2007	2006
Ordinary Income	$ —	$358,328
Long-Term Capital Gains	$ —	$ 1,158

The Merger Fund VL had a post-October currency loss deferral of $14,811, which is deferred for tax purposes until the next fiscal year.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2006 was 6.7% for the  Fund (unaudited).

Note 6 — OPTION CONTRACTS WRITTEN

The premium amount and the number of option contracts written during the six months ended June 30, 2007, were as follows:

	Premium	Number of
	Amount	Contracts
Options outstanding at December 31, 2006	$23,250	114
Options written	207,794	1,318
Options closed	(141,784)	(717)
Options exercised	(45,557)	(226)
Options expired	(11,359)	(249)
Options outstanding at June 30, 2007	$32,344	240

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2007 (Unaudited)

Note 7 — CREDIT FACILITY

Custodial Trust Company has made available to the Fund a credit facility under the 1940 Act limitation pursuant to a Loan and Security Agreement (“Agreement”) dated August 16, 2004 for the purpose of purchasing portfolio securities.  The Agreement can be terminated by either the Fund or Custodial Trust Company with three months’ prior notice.  For the period January 1, 2007 to June 30, 2007, the interest rate on the outstanding principal amount was the 30 Day Libor Rate plus 0.75% (weighted average rate of 6.07% during the period ended June 30, 2007).  Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated July 1, 2003.  During the period ended June 30, 2007, the Fund had an outstanding average daily balance of $1,548,221.  The maximum amount outstanding during the period ended June 30, 2007 was $3,001,000.  At June 30, 2007, the Fund had a loan payable balance of $2,907,000.  As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding.

Note 8 — FORWARD CURRENCY EXCHANGE CONTRACTS

At June 30, 2007, the Fund had entered into “position hedge” forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The net unrealized depreciation of $21,668 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to	U.S. $ Value at
Date	be Delivered		June 30, 2007	be Received	June 30, 2007
7/18/07	169,000	Canadian Dollars	$158,745	U.S. Dollars	$153,392
7/31/07	265,000	Canadian Dollars	249,030	U.S. Dollars	238,288
8/23/07	225,750	Euros	306,098	U.S. Dollars	305,033
8/24/07	177,590	Euros	240,805	U.S. Dollars	240,636
7/20/07	28,500	British Pounds	57,212	U.S. Dollars	57,000
8/24/07	90,200	British Pounds	180,968	U.S. Dollars	178,777
12/28/07	68,526	British Pounds	137,132	U.S. Dollars	135,196
			$1,329,990		$1,308,322

Note 9 — SWAP CONTRACTS

Equity Swap Contracts
The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2007 (Unaudited)
Note 9 — SWAP CONTRACTS (continued)

The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At June 30, 2007, the Fund had the following open equity swap contracts:

			Unrealized Appreciation
Termination Date	Security	Shares	(Depreciation)
12/31/07	ABM AMRO Holdings Swap	5,500	$(4,977)
12/31/07	Bodycote International PLC Swap	9,500	(4,372)
10/5/07	Endesa SA Swap	4,300	855
9/8/07	Hanson PLC Swap	8,200	2,386
12/31/07	Reuters Group PLC Swap	18,800	4,988
			$(1,120)

Credit Default Swaps
The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues, on its obligation.  The Fund may use the swaps as part of a merger arbitrage strategy involving pending corporate reorganizations. The Fund may purchase credit protection on the referenced entity of the credit default swap (’’Buy Contract’’) or provide credit protection on the referenced entity of the credit default swap (’’Sale Contract’’).

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2007 (Unaudited)

Note 9 — SWAP CONTRACTS (continued)

The Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of the swap contract counterparty.

			Unrealized Appreciation
Termination Date	Security	Shares	(Depreciation)
12/11/11	CDX Investment Grade Swap	1,097	$7,336
			$7,336

Note 10 – NEW ACCOUNTING STANDARDS

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more likely than not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset).  Adoption of FIN 48 is required as of the date of the last Net Asset Value (”NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for mutual funds.  Management has evaluated the impact of FIN 48 and has determined there is no material impact to the financial statements.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

The Merger Fund VL
APPROVAL OF ADVISORY CONTRACT

On January 16, 2007, at a meeting called for the purpose of voting on such approval, the Board of Trustees, including all of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (the non-interested Trustees), approved the continuance of the Advisory Contract for the Fund. In so doing, the Board studied materials specifically relating to the Advisory Contract provided by the Adviser, counsel to the non-interested Trustees and counsel to the Fund. The Board considered a variety of factors, including the following:

The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Contract, including the Adviser’s competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial-reporting controls; and adherence to the Fund’s investment objectives, policies and restrictions. The Board also reviewed the Adviser’s methodology, research and analysis that it employs in selecting investments for the Fund. The Board considered the non-traditional nature of the Fund’s investment approach, the specialized expertise and experience of the Fund’s portfolio managers and the difficulty, were it warranted, of selecting an alternative adviser. The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Contract.

The Board also evaluated the investment performance of the Fund relative to the S&P 500 Index over the last year and since the Fund’s inception, and relative to the performance of alternative-investment mutual funds, including those that engage in merger arbitrage.

Additionally, the Board reviewed information on the fee structure of the Advisory Contract, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliate from their relationship with the Fund, as evidenced by the Adviser’s profitability analysis. The profitability analysis consisted of income and expenses by category for calendar years 2006 and 2005, less expenses allocated to other funds managed by the Adviser’s affiliate, expenses absorbed by the Adviser to ensure that total Fund operating expenses do not exceed 1.40% on an annual basis, adjusted total expenses, net income (loss) and profit margin. The Board also reviewed comparisons of the rates of compensation paid to managers of funds in its peer group, Lipper data relating to average expenses and advisory fees for comparable funds, and the benefit to the Adviser of the Fund’s soft-dollar arrangements. Based on the information provided, the Board determined that the Fund has been unprofitable to the Adviser, and, hence, the Fund’s fee structure was reasonable compared to funds with similar investment goals and strategies. It was noted that the Fund’s management fees and expense ratio (after the fee waiver and expense reimbursement) are within the average range compared to its peer funds. The Board also considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after July 1, 2013.

The Board considered the issue of economies of scale and noted that, given the very small size of the Fund, consideration of fee breakpoints was premature.

Based on its evaluation, in consultation with independent counsel, of all material aspects of the Advisory Contract, including the foregoing factors and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Contract, the Board, including all of the non-interested Trustees voting separately, concluded that the continuation of the Advisory Contract would be in the best interest of the Fund’s shareholders, and determined that the compensation to the Adviser provided for in the Advisory Contract is fair and reasonable.

The Merger Fund VL
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Investment Adviser
Westchester Capital Management, Inc.
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600

Administrator, Transfer Agent, Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Frederick W. Green
Michael J. Downey
James P. Logan, III
Barry Hamerling

Executive Officers
Frederick W. Green, President
Bonnie L. Smith, Vice President,
  Treasurer and Secretary
Roy D. Behren, Chief Compliance Officer

Counsel
Fulbright & Jaworski L.L.P.
666 Fifth Avenue
New York, NY  10103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not Applicable.

(2) Certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Act are filed herewith.

(3) Not applicable to open-end management investment companies.

(b)	Certification required by Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)  /s/ Frederick W. Green
Frederick W. Green, President

Date   8/20/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Frederick W. Green
Frederick W. Green, President

Date  8/20/2007

By (Signature and Title)  /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date  8/20/2007